Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Market Risk Details
Cash and cash equivalents	¥ 21,717	¥ 96,791	¥ 65,741	¥ 15,270
Loan receivables	791,390	675,341
Total Assets subject to market risk	813,107	772,132
Loan payable	¥ 226,370	¥ 200,470